UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc.
(d/b/a Jennison Sector Funds, Inc.)

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2008

Date of reporting period:	8/31/2008

Item 1.	Schedule of Investments

Jennison Financial Services Fund

Schedule of Investments

as of August 31, 2008 (Unaudited)

Shares	Description	Value

LONG-TERM INVESTMENTS 89.4%
COMMON STOCKS
Capital Markets 42.0%
13,200	Affiliated Managers Group, Inc.(a)	$1,256,904
398,200	Azimut Holding SpA (Italy)	3,496,313
85,000	Bank of New York Mellon Corp. (The)	2,941,850
205,000	Charles Schwab Corp. (The)(b)	4,917,950
79,900	Credit Suisse Group AG, ADR (Switzerland)(h)	3,705,762
69,000	Eaton Vance Corp.(h)	2,463,990
10,300	Goldman Sachs Group, Inc. (The)	1,688,891
101,100	Invesco Ltd.	2,591,193
104,800	Janus Capital Group, Inc.(h)	2,826,456
68,800	Julius Baer Holding AG (Switzerland)	4,204,913
160,300	KKR Private Equity Investors LP	1,962,072
65,800	KKR Private Equity Investors LP, 144A, RDU, Private Placement(f)(g) (original cost $1,642,755; purchased 5/3/06 – 5/5/06)	805,392
128,500	TD Ameritrade Holding Corp.(a)(b)	2,625,255

		35,486,941

Commercial Banks 6.4%
242,000	Bank of the Ozarks, Inc.(h)	5,413,540

Consumer Finance 2.2%
114,700	SLM Corp.(a)	1,893,697

Diversified Consumer Services 4.2%
137,300	H&R Block, Inc.(b)	3,506,642

Diversified Financial Services 10.1%
285,200	BM&F BOVESPA SA (Brazil)	2,183,617
49,800	BM&F BOVESPA SA, 144A (Brazil)(f)	381,291
48,200	Deutsche Boerse AG (Germany)	4,547,477
53,000	Interactive Brokers Group, Inc. (Class A)(a)(b)	1,446,900

		8,559,285

Insurance 12.4%
400	Berkshire Hathaway, Inc. (Class B)(a)	1,560,800
207,000	Genworth Financial, Inc. (Class A)	3,322,350
32,000	StanCorp Financial Group, Inc.(b)	1,568,320
5,400	White Mountains Insurance Group Ltd.(b)	2,553,660
72,000	XL Capital Ltd. (Class A)(b)	1,447,200

		10,452,330

IT Services 4.8%
53,300	Visa, Inc. (Class A)(h)	4,045,470

Real Estate Investment Trusts 7.3%

228,100	Annaly Capital Management, Inc.(b)(h)	3,412,376
403,000	MFA Mortgage Investments, Inc.	2,740,400

		6,152,776

	Total long-term investments (cost $75,016,707)	75,510,681

SHORT-TERM INVESTMENT 24.8%
Affiliated Money Market Mutual Fund
20,933,027	Dryden Core Investment Fund - Taxable Money Market Series (cost $20,933,027; includes $14,463,450 of cash collateral received for securities on loan)(c)(d)	20,933,027

	Total Investments, Before Securities Sold Short(e) 114.2% (cost $95,949,734)(i)	96,443,708

SECURITIES SOLD SHORT (20.7%)
COMMON STOCKS
Capital Markets (2.9%)
42,200	T. Rowe Price Group, Inc.	(2,504,992)

Commercial Banks (6.9%)
182,500	U.S. Bancorp	(5,814,450)

Diversified Financial Services (2.4%)
55,500	Bank of America Corp.	(1,728,270)
827	CME Group, Inc.	(277,360)

		(2,005,630)

Exchange Traded Funds (8.5%)
25,100	Regional Bank HOLDRs Trust	(2,611,906)
139,300	KBW Bank ETF	(4,564,861)

		(7,176,767)

	Total securities sold short (proceeds $16,315,495)	(17,501,839)

	Total Investments, Net of Securities Sold Short(e) 93.5% (cost $79,634,239)(i)	78,941,869
	Other assets in excess of liabilities 6.5%	5,506,748

	Net Assets 100.0%	$84,448,617

The following abbreviations are used in the Portfolio descriptions:

ADR—American Depositary Receipt

RDU—Restricted Depositary Unit

(a)	Non-income producing security.
(b)	All or a portion of a security is on loan. The aggregate market value of such securities is $13,891,669; cash collateral of $14,463,450 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

(e)	As of August 31, 2008, one security representing $805,392 and 1.0% of net assets was fair valued in accordance with the policies adopted by the Board of Directors. This amount, $805,392 was valued using Significant Unobservable Inputs (Level 3, as defined below).
(f)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(g)	Indicates a security is illiquid and restricted as to resale. The aggregate original cost of such security is $1,642,755. The aggregate market value of $805,392 is approximately 1.0% of net assets.
(h)	A portion of a security is pledged as collateral in connection with the short positions carried by the Fund.
(i)	The United States federal income tax basis of the Fund’s investments and the total net unrealized depreciation as of August 31, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation	Other Cost Basis Adjustments	Total Net Unrealized Depreciation
$96,142,234	$ 6,053,479	$(5,752,005)	$ 301,474	$ (1,188,558)	$ (887,084)

The difference between the book basis and the tax basis was attributable to deferred losses on wash sales. Other cost basis adjustments are attributable to depreciation on short sales, foreign currencies and mark to market of receivables and payables.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices – Long	$95,638,316	—
Level 1 – Quoted Prices – Short	(17,501,839)
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	805,392	—

Total	$78,941,869	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 11/30/07	$1,177,820
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(372,428)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 8/31/08	$805,392

Jennison Health Sciences Fund

Schedule of Investments

as of August 31, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.8%
COMMON STOCKS 94.1%
Biotechnology 32.4%
708,856	Acorda Therapeutics, Inc.(a)(b)	$19,954,296
252,000	Alexion Pharmaceuticals, Inc.(a)(b)	11,360,160
3,313,600	Allos Therapeutics, Inc.(a)(b)	30,915,888
749,700	Array Biopharma, Inc.(a)(b)	6,125,049
762,200	BioMarin Pharmaceutical, Inc.(a)(b)	22,972,708
396,800	Cephalon, Inc.(a)(b)	30,402,816
445,000	Cytori Therapeutics, Inc., Private Placement (cost $2,670,000; purchased 8/11/08)(a)(c)(d)	2,701,373
454,800	Cytori Therapeutics, Inc.(a)(b)	2,906,172
187,300	Genentech, Inc.(a)	18,495,875
664,400	Gilead Sciences, Inc.(a)(b)	35,000,592
2,465,800	Incyte Corp. Ltd.(a)(b)	25,225,134
95,200	Intercell AG (Austria)(a)	4,189,895
1,273,800	InterMune, Inc.(a)(b)	24,163,986
2,000,000	Ironwood Pharmaceutical (Microbia) Private Placement, Series E (cost $7,640,000; purchased 2/21/06)(a)(c)(d)	12,500,000
160,000	Ironwood Pharmaceutical (Microbia) Private Placement, Series F (cost $1,000,000; purchased 2/21/07)(a)(c)(d)	1,000,000
727,400	Keryx Biopharmaceuticals, Inc.(a)(b)	385,522
960,512	Merrimack Pharmaceuticals, Inc., Private Placement (cost $4,322,304; purchased 3/24/06)(a)(c)(d)	4,898,611
373,500	Orexigen Therapeutics, Inc.(a)(b)	4,343,805
488,100	Regeneron Pharmaceuticals, Inc.(a)(b)	10,601,532
42,181	Santhera Pharmaceuticals Holding AG (Switzerland)(a)	2,735,071
5,700,000	Titan Pharmaceuticals, Inc.(a)	2,280,000
53,300	United Therapeutics Corp. (a)(b)	5,656,729
461,800	Vertex Pharmaceuticals, Inc.(a)(b)	12,403,948

		291,219,162

Food & Staples Retailing 1.5%
357,100	CVS/Caremark Corp.	13,069,860

Healthcare Equipment & Supplies 7.0%
106,400	Alcon, Inc.	18,118,856
247,700	Baxter International, Inc.	16,784,152
294,600	China Medical Technologies, Inc.(b)	13,533,924
308,800	Enteromedics, Inc.(a)	1,096,240
388,300	Immucor, Inc.(a)(b)	12,507,143
4,000,000	Lombard Medical Technologies PLC (United Kingdom)(a)	528,628

		62,568,943

Healthcare Providers & Services 8.8%
708,000	Aetna, Inc.	30,543,120
77,800	Air Methods Corp.(a)(b)	2,246,086
132,100	Cardinal Health, Inc.	7,262,858

131,800	CardioNet, Inc.(a)	4,019,900
377,200	Humana, Inc.(a)	17,502,080
109,200	McKesson Corp.	6,309,576
191,100	Medco Health Solutions, Inc.(a)	8,953,035
743,700	Tempo Participacoes SA (Brazil)(a)	2,349,727

		79,186,382

Healthcare Technology 3.8%
2,406,800	Allscripts Healthcare Solution, Inc.(a)(b)	34,513,512

Household Products 0.5%
1,690,300	Alapis Holding Industrial and Commercial SA (Greece)	4,240,381

Life Sciences Tools & Services 3.0%
53,200	Amag Pharmaceuticals, Inc.(a)(b)	2,058,308
296,600	Thermo Fisher Scientific, Inc.(a)	17,962,096
387,400	WuXi PharmaTech Cayman, Inc., ADR (China)(a)(b)	6,860,854

		26,881,258

Pharmaceuticals 37.1%
570,900	Abbott Laboratories	32,786,787
159,100	Allergan, Inc.	8,888,917
483,395	Ardea Biosciences, Inc.(a)(b)	6,438,821
617,500	ARYx Therapeutics, Inc.(a)	3,914,950
554,500	Auxilium Pharmaceuticals, Inc.(a)(b)	21,797,395
453,900	Barr Pharmaceuticals, Inc.(a)(b)	30,656,406
179,600	Bayer AG (Germany)	14,212,229
609,200	BioForm Medical, Inc.(a)(b)	2,424,616
283,000	BioMimetic Therapeutics, Inc.(a)	3,260,160
1,679,400	Elan Corp. PLC, ADR (Ireland)(a)(b)	22,487,166
3,104,200	Genomma Lab Internacional SA de CV, 144A (Mexico)(a)	4,929,769
1,165,937	Hikma Pharmaceuticals PLC (United Kingdom)	8,899,836
1,802,500	Impax Laboratories, Inc. (cost $18,296,694; purchased 11/10/06)(a)(b)(c)(d)	16,024,225
220,900	KV Pharmaceutical Co. (Class A)(a)(b)	4,981,295
4,420,000	Lev Pharmaceuticals, Inc.(a)(b)	10,519,600
528,200	Map Pharmaceuticals, Inc.(a)(b)	5,229,180
98,300	Merck KGaA (Germany)	11,262,881
2,549,800	Mylan, Inc.(a)(b)	32,866,923
39,800	Richter Gedeon Nyrt. (Hungary)	7,887,020
254,300	Schering-Plough Corp.	4,933,420
170,900	Shire PLC ADR (United Kingdom)	9,071,372
236,600	Teva Pharmaceutical Industries Ltd., ADR (Israel)(b)	11,200,644
947,000	Viropharma, Inc.(a)(b)	13,873,550
415,200	Wyeth	17,969,856
549,800	Xenoport, Inc.(a)(b)	26,846,734

		333,363,752

	Total common stocks (cost $723,716,644)	845,043,250

CONVERTIBLE BOND 2.3%
Principal Amount (000)#
Biotechnology
$30,486	Celgene Corp., 144A, expiring 12/26/08 (cost $22,139,625; purchased 6/19/08)(a)(c)(d)	20,587,331

PREFERRED STOCKS(a) 1.2%
Shares
Biotechnology 0.5%
1,400,000	Chemocentryx Inc., Private Placement, Series C (cost $4,900,000; purchased 6/13/06)(c)(d)	4,270,000

Healthcare Equipment & Supplies 0.3%
77,000	superDimension Ltd., Private Placement, Series D-1 (cost $1,650,110; purchased 5/23/08)(c)(d)	1,650,110
63,000	superDimension Ltd., Private Placement, Series D-2 (cost $1,350,090; purchased 5/23/08)(c)(d)	1,350,090

		3,000,200

Pharmaceuticals 0.4%
2,200,000	Eagle Pharmaceuticals Inc., Private Placement, Series B (cost $4,004,000; purchased 8/11/08)(c)(d)	4,004,000

	Total preferred stocks (cost $11,904,200)	11,274,200

WARRANTS(a) 0.2%
Units
Biotechnology 0.1%
4,365,000	Conjuchem Biotechnologies, Inc. (Canada), expiring 11/28/09, Private Placement (cost $382,727; purchased 11/22/06)(c)(d)	33
227,400	Cytori Therapeutics, Inc., expiring 2/28/12, Private Placement (cost $31,836; purchased 2/23/07)(c)(d)	469,214
222,500	Cytori Therapeutics, Inc., expiring 8/11/13, Private Placement (cost $0; purchased 8/12/08)(c)(d)	358,961
700,000	Insmed, Inc., expiring 11/8/09, Private Placement (cost $0; purchased 11/8/04)(c)(d)	76
2,850,000	Titan Pharmaceuticals, Inc., expiring 12/21/12, Private Placement (cost $0; purchased 12/21/07)(c)(d)	279,525

		1,107,809

Healthcare Equipment & Supplies
600,000	Lombard Medical Technologies (United Kingdom), WARRANT A expiring 6/15/10, Private Placement (cost, $0; purchased 7/10/07)(c)(d)	0
600,000	Lombard Medical Technologies (United Kingdom), WARRANT B expiring 6/15/10, Private Placement (cost $0; purchased 7/10/07)(c)(d)	2

		2

Pharmaceuticals 0.1%
341,250	Akorn, Inc., expiring 3/8/11, Private Placement (cost $0; purchased 3/8/06)(c)(d)	323,083
884,000	Lev Pharmaceuticals, Inc., expiring 8/17/12, Private Placement (cost $0; purchased 8/14/07)(c)(d)	459,680

		782,763

	Total warrants (cost $414,563)	1,890,574

	Total long-term investments (cost $758,175,032)	878,795,355

SHORT-TERM INVESTMENT 41.4%
Shares
Money Market Mutual Fund
372,241,769	Dryden Core Investment Fund - Taxable Money Market Series (cost $372,241,769; includes $353,944,088 of cash collateral received for securities on loan)(e)(f)	372,241,769

	Total Investments(g) 139.2% (cost $1,130,416,801)(h)	1,251,037,124
	Liabilities in excess of other assets (39.2%)	(352,639,946)

	Net Assets 100.0%	$898,397,178

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt.

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing securities.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $334,313,124; cash collateral of $353,944,088 (included in liabilities) was received with which the portfolio purchased highly liquid short-term instruments.
(c)	Indicates a restricted security; the aggregate cost of the restricted securities is $68,387,386. The aggregate value of $70,876,314 is approximately 7.9% of net assets.
(d)	Indicates illiquid securities.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the Manager of the Fund, also serves as the Manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(g)	As of August 31, 2008, eighteen securities representing $50,288,983 and 5.6% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors. Of this amount, $50,288,983 were fair valued using Significant Unobservable Inputs (Level 3, as defined below).
(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2008 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$1,142,501,770	$181,280,293	$72,744,939	$108,535,354

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$1,180,160,810	—
Level 2 – Other Significant Observable Inputs	20,587,331	—
Level 3 – Significant Unobservable Inputs	50,288,983	—

Total	$1,251,037,124	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 11/30/07	$23,421,199
Realized gain (loss)	(1,094,000)
Change in unrealized appreciation (depreciation)	(9,110)
Net purchases (sales)	9,674,200
Transfers in and/or out of Level 3	18,296,694

Balance as of 8/31/08	$50,288,983

Jennison Utility Fund

Schedule of Investments

as of August 31, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.0%
COMMON STOCKS 95.8%
Commercial Services & Supplies 1.3%
3,039,500	EnergySolutions, Inc.	$56,139,565

Construction & Engineering 5.7%
198,300	Acciona SA (Spain)	39,622,763
1,578,900	Chicago Bridge & Iron Co. NV	50,556,378
1,292,400	Fluor Corp.	103,560,012
1,180,900	Foster Wheeler Ltd.(a)	58,678,921

		252,418,074

Diversified Telecommunication Services 7.9%
3,823,800	Alaska Communications Systems Group, Inc.(b)	40,226,376
580,900	BCE, Inc.	21,975,447
4,292,635	Chunghwa Telecom Co. Ltd., ADR (Taiwan)(b)	106,199,790
1,667,700	Consolidated Communications Holdings, Inc.	25,198,947
1,597,589	Elisa Oyj (Finland)	34,171,773
1,707,600	France Telecom SA (France)	50,440,887
1,284,400	Koninklijke KPN NV (Netherlands)	21,857,637
1,706,000	Maxcom Telecomunicaciones, SAB de CV, ADR (Mexico)(a)	13,818,600
2,685,500	tw telecom, Inc.(a)(b)	41,195,570

		355,085,027

Electric Utilities 18.8%
1,764,700	Allegheny Energy, Inc.	79,993,851
559,100	CEZ AS (Czech Republic)	42,280,996
2,066,400	Cia Energetica de Minas Gerais, ADR (Brazil)	44,592,912
2,026,200	Cleco Corp.(b)	51,080,502
1,534,800	E.ON AG (Germany)	89,569,779
588,800	EDF (France)	50,445,866
7,017,800	Enel SpA (Italy)	64,604,036
1,017,700	Entergy Corp.	105,220,003
658,900	Exelon Corp.	50,050,044
1,214,000	FirstEnergy Corp.	88,184,960
3,649,936	Iberdrola SA (Spain)	44,122,224
3,003,700	PPL Corp.	131,471,949

		841,617,122

Electrical Equipment 0.7%
2,463,200	GT Solar International, Inc.(a)(b)	31,036,320

Energy Equipment & Services 3.1%
987,100	Cameron International Corp.(a)(b)	45,988,989
179,300	First Solar, Inc.(a)(b)	49,603,345
766,600	Tenaris SA, ADR (Luxembourg)	41,925,354

		137,517,688

Gas Utilities 11.3%
2,069,212	Enagas SA (Spain)	52,759,381
1,624,700	Energen Corp.	90,723,248
3,091,200	Equitable Resources, Inc.	154,281,792
1,833,600	ONEOK, Inc.	80,146,656
2,488,100	Questar Corp.	129,107,509

		507,018,586

Independent Power Producers & Energy Traders 10.2%
3,614,200	AES Corp. (The)(a)(b)	55,152,692
9,441,000	Dynegy, Inc. (Class A)(a)	56,268,360
1,582,600	EDP Renovaveis SA, 144A (Spain)(a)	16,182,621
6,000,000	Iberdrola Renovables SA, 144A (Spain)(a)	38,378,029
115,000	MPX Energia SA, 144A (Brazil)(a)(e)	31,748,466
4,376,200	NRG Energy, Inc.(a)(b)	164,720,169
650,000	Ormat Technologies, Inc.	32,591,000
11,500	Reliant Energy, Inc.(a)	195,845
1,731,100	TransAlta Corp. (Canada)	60,567,306

		455,804,488

Media 0.1%
3,446,100	GateHouse Media, Inc.(b)	2,239,965

Multi-Utilities 6.6%
2,980,300	Centerpoint Energy, Inc.	47,327,164
3,466,000	CMS Energy Corp.(b)	47,033,620
1,723,400	Dominion Resources, Inc.	75,019,602
2,173,000	Sempra Energy(b)	125,860,160

		295,240,546

Oil, Gas & Consumable Fuels 16.6%
734,500	Capital Product Partners LP(b)	11,436,165
2,209,700	Cheniere Energy, Inc.(a)(b)	8,308,472
568,200	CONSOL Energy, Inc.	38,472,822
886,600	Copano Energy LLC(b)	28,043,158
421,000	Copano Energy LLC – D Units, Private Placement (original cost $11,051,250; purchased 3/14/08)(e)(f)	10,001,820
988,353	Copano Energy LLC – E Units, Private Placement (original cost $31,399,975; purchased 10/19/07)(e)(f)	27,804,072
1,596,300	Crosstex Energy, Inc.(b)	51,991,491
2,415,100	Energy Transfer Equity LP	69,675,635
915,600	Enterprise GP Holdings LP(b)	27,211,632
3,749,970	OPTI Canada, Inc. (Canada)(a)	67,985,423
539,800	Patriot Coal Corp.(a)	32,366,408
684,300	Regency Energy Partners LP(b)	17,052,756
670,549	Regency Energy Partners LP, Private Placement (original cost $14,453,684; purchased 8/1/08)(e)(f)	16,139,816
4,663,000	Rentech, Inc.(a)(b)	11,004,680
2,077,100	Spectra Energy Corp.	54,960,066
2,345,594	Trident Resources Corp., Private Placement (Canada) (original cost $34,626,921; purchased 12/4/03 – 3/9/06)(a)(e)(f)	22,090,733
5,044,700	Williams Cos., Inc.	155,830,783
2,966,549	Williams Partners LP	90,005,097

		740,381,029

	Real Estate Investment Trust (REIT) 0.6%
	624,800	Digital Realty Trust, Inc.(b)	28,659,576

	Road & Rail 1.1%
	561,600	Union Pacific Corp.	47,118,240

	Trading Companies & Distributors 0.5%
	1,789,100	Aircastle Ltd.(b)	23,741,357

	Transportation Infrastructure 1.6%
	750,500	Aegean Marine Petroleum Network, Inc.	23,318,035
	1,065,200	Atlantia SpA (Italy)	28,253,647
	119,600	Hamburger Hafen und Logistik AG, 144A (Germany)(e)	7,632,474
	220,400	Hamburger Hafen und Logistik AG (Germany)	14,065,196

			73,269,352

	Water Utilities 0.7%
	1,312,100	American Water Works Co., Inc.	30,112,695

	Wireless Telecommunication Services 9.0%
	1,655,300	American Tower Corp. (Class A)(a)	68,413,549
	1,846,200	Crown Castle International Corp.(a)(b)	69,047,880
	1,766,100	Hutchison Telecommunications International Ltd., ADR (Hong Kong)(a)(b)	32,884,782
	362,996	Millicom International Cellular SA(b)	28,810,993
	2,928,000	NII Holdings, Inc.(a)	153,778,559
	1,407,000	Rogers Communications, Inc. (Class B) (Canada)	50,990,168

			403,925,931

		Total common stocks (cost $3,594,614,121)	4,281,325,561

Principal Amount (000)
	CORPORATE BOND 0.2%
	Oil, Gas & Consumable Fuels
CAD	9,967	Trident Resources Corp., Sub. Unsec. Note, PIK, 11.204%, due 8/12/12, Private Placement (Canada) (original cost $9,506,996; purchased 8/20/07-8/28/08)(e)(f)	8,532,177

Shares
	PREFERRED STOCKS 1.0%
	Electric Utilities 1.0%
	30,435	China Hydroelectric Corp., 144A, Private Placement (original cost $30,000,000; purchased 1/24/08)(a)(e)(f)	30,435,000
	16,000	China Hydroelectric Corp., Series B, Private Placement (original cost $16,000,000; purchased 7/24/08)(a)(e)(f)	16,000,000

			46,435,000

Oil, Gas & Consumable Fuels
160,000	Trident Resources Corp. Series B, 7.00%, Private Placement (Canada) (original cost $10,000,000; purchased 7/7/06)(a)(e)(f)	2,000,000

	Total preferred stocks (cost $56,000,000)	48,435,000

Units
WARRANTS
Oil, Gas & Consumable Fuels
732,600	Rentech, Inc., expiring 4/20/12, Private Placement (original cost $0; purchased 4/20/07)(a)(e)(f)	476,192
879,216	Trident Resources Corp., expiring 1/1/15, Private Placement (Canada) (original cost $0; purchased 8/20/07)(a)(e)(f)	83

		476,275

	Total long-term investments (cost $3,660,121,117)	4,338,769,013

Shares
SHORT-TERM INVESTMENT 16.4%
Affiliated Money Market Mutual Fund
731,189,238	Dryden Core Investment Fund—Taxable Money Market Series (cost $731,189,238; includes $606,990,856 of cash collateral received for securities on loan)(c)(g)	731,189,238

	Total Investments(d) 113.4% (cost $4,391,310,355)(h)	5,069,958,251
	Liabilities in excess of other assets (13.4%)	(599,923,994)

	Net Assets 100.0%	$4,470,034,257

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

CAD—Canadian Dollar

PIK—Payment-In-Kind

144A—Securities were purchased pursuant to Rule, 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified Institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing security.
(b)	All or a portion of a security is on loan. The aggregate market value of such securities is $576,310,769; cash collateral of $606,990,856 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	As of August 31, 2008, ten securities representing $133,479,893 and 3.0% of net assets were fair valued in accordance with the policies adopted by the Board of Directors. This amount, $133,479,893 was valued using Significant Unobservable Inputs (Level 3, as defined on the following page).
(e)	Indicates a security that has been deemed illiquid.
(f)	Indicates security is restricted as to resale. The aggregate original cost of such securities is $157,038,826. The aggregate market value of $133,479,893 is approximately 3.0% of net assets.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$4,393,078,524	$1,101,265,996	$(424,386,269)	$676,879,727

The difference between book basis and tax basis is attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$4,936,478,358	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	133,479,893	—

Total	$5,069,958,251	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 11/30/07	$109,486,694
Realized gain (loss)	(12,656,088)
Change in unrealized appreciation (depreciation)	1,310,992
Net purchases (sales)	35,338,295
Transfers in and/or out of Level 3	—

Balance as of 8/31/08	$133,479,893

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Financial Services Fund, Health Sciences Fund and Utility Fund held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted securities held by the Funds as of August 31, 2008 may include registration rights. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days, are valued at current market quotations.

The Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Subsequent Event: As a result of the bankruptcy filing by Lehman Brothers Holdings Inc., which was the parent company to the Fund’s Securities Lending Counter Party, Lehman Brothers Inc. (Lehman), the Fund’s Securities Lending Agent utilized collateral held on behalf of the Fund for securities out on loan to compensate the Fund for the failure of Lehman to return the securities.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Sector Funds, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date October 29, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date October 29, 2008

*	Print the name and title of each signing officer under his or her signature.